K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006-1600 T 202.778.9000 F 202.778.9100 klgates.com

March 25, 2015

Eric S. Purple D (202) 778-9220 F (202) 778-9100 eric.purple@klgates.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Calamos Dynamic Convertible and Income Fund

333-194565

811-22949

Ladies and Gentlemen:

On behalf of Calamos Dynamic Convertible and Income Fund (the “Fund”), we are transmitting for electronic filing Pre-Effective Amendment No. 5 to the Registration Statement on Form N-2 under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and each exhibit being filed therein.

If we may cooperate with you in any way in the processing of this filing, please telephone the undersigned at (202) 778-9220 or Nicole Trudeau at (202) 778-9189 with any questions or comments concerning these materials.

Very truly yours,

/s/ Eric S. Purple

Eric S. Purple

Enclosures

cc:	J. Christopher Jackson
Sarah E. Cogan